INCOME TAXES - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Earnings before income taxes	$ 1,152,709	$ 798,182
Computed income tax expense at Canadian statutory rates (25%)	288,177	199,546
Non-deductible expenses/Non-taxable (income)	4,787	(1,286)
Foreign tax rate differential	38,132	32,267
Current and deferred Ontario Mining Tax	32,963	10,581
Revision in estimates	1,336	(5,879)
Tax benefit not recognized	(2,526)	3,314
Withholding taxes	264	324
Other	1,871	(765)
Total income tax expense	365,004	238,102
Current income tax expense	276,945	189,572
Deferred tax (recovery) expense	$ 88,059	$ 48,530
Applicable tax rate	25.00%	25.00%